Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
June 30, 2026
Z40-NPRT1-0826
1.9884244.109
Bond Funds - 16.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	56,037	429,242
Fidelity Series Corporate Bond Fund (a)	56,794	531,025
Fidelity Series Emerging Markets Debt Fund (a)	33,763	292,725
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,614	73,475
Fidelity Series Floating Rate High Income Fund (a)	6,045	52,410
Fidelity Series Government Bond Index Fund (a)	98,044	891,217
Fidelity Series High Income Fund (a)	5,848	52,285
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series International Developed Markets Bond Index Fund (a)	130,160	1,111,565
Fidelity Series Investment Grade Bond Fund (a)	81,360	819,296
Fidelity Series Investment Grade Securitized Fund (a)	53,840	487,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	780,454	4,159,822
Fidelity Series Real Estate Income Fund (a)	5,155	52,172
TOTAL BOND FUNDS (Cost $8,982,186)		8,953,082

Domestic Equity Funds - 45.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	214,888	5,853,538
Fidelity Series Large Cap Growth Index Fund (a)	119,583	3,740,542
Fidelity Series Large Cap Stock Fund (a)	131,952	3,895,217
Fidelity Series Large Cap Value Index Fund (a)	326,497	6,915,202
Fidelity Series Small Cap Core Fund (a)	66,478	1,079,608
Fidelity Series Small Cap Opportunities Fund (a)	35,366	714,748
Fidelity Series Value Discovery Fund (a)	132,932	2,480,519
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,417,012)		24,679,374

International Equity Funds - 37.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	66,306	1,387,118
Fidelity Series Canada Index Fund (a)	48,148	481,483
Fidelity Series Emerging Markets Fund (a)	93,581	1,428,040
Fidelity Series Emerging Markets Opportunities Fund (a)	177,563	5,706,862
Fidelity Series International Growth Fund (a)	148,021	3,192,818
Fidelity Series International Index Fund (a)	73,286	1,218,746
Fidelity Series International Small Cap Fund (a)	21,714	410,613
Fidelity Series International Value Fund (a)	187,533	3,139,303
Fidelity Series Overseas Fund (a)	195,598	3,166,729
Fidelity Series Select International Small Cap Fund (a)	3,575	55,299
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,562,952)		20,187,011

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $35,962,150)	53,819,467
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	53,819,467

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	704,925	133,696	417,800	372	(4,037)	12,458	429,242	56,037
Fidelity Series Blue Chip Growth Fund	7,682,938	609,515	4,382,134	-	2,055,024	(111,805)	5,853,538	214,888
Fidelity Series Canada Fund	2,627,412	321,797	1,646,479	-	322,179	(237,791)	1,387,118	66,306
Fidelity Series Canada Index Fund	-	481,483	-	-	-	-	481,483	48,148
Fidelity Series Commodity Strategy Fund	504,535	81,411	585,914	-	75,198	(75,230)	-	-
Fidelity Series Corporate Bond Fund	710,445	182,223	362,510	7,071	(4,970)	5,837	531,025	56,794
Fidelity Series Emerging Markets Debt Fund	384,351	70,098	175,060	4,986	13,276	60	292,725	33,763
Fidelity Series Emerging Markets Debt Local Currency Fund	97,914	15,913	43,632	-	3,259	21	73,475	7,614
Fidelity Series Emerging Markets Fund	1,694,720	213,571	838,451	-	299,276	58,924	1,428,040	93,581
Fidelity Series Emerging Markets Opportunities Fund	6,790,477	769,935	3,416,456	-	1,177,898	385,008	5,706,862	177,563
Fidelity Series Floating Rate High Income Fund	69,985	13,356	31,166	1,143	(325)	560	52,410	6,045
Fidelity Series Government Bond Index Fund	1,192,245	310,274	604,983	9,279	(8,909)	2,590	891,217	98,044
Fidelity Series Government Money Market Fund	150,099	68,947	219,046	683	-	-	-	-
Fidelity Series High Income Fund	70,228	12,043	31,166	1,015	1,130	50	52,285	5,848
Fidelity Series International Credit Fund	58	-	-	-	-	1	59	7
Fidelity Series International Developed Markets Bond Index Fund	1,159,967	489,544	545,453	9,723	(8,008)	15,515	1,111,565	130,160
Fidelity Series International Growth Fund	4,410,223	326,306	2,101,010	-	386,028	171,271	3,192,818	148,021
Fidelity Series International Index Fund	1,710,739	121,760	755,853	-	204,696	(62,596)	1,218,746	73,286
Fidelity Series International Small Cap Fund	681,226	7,976	335,893	-	56,114	1,190	410,613	21,714
Fidelity Series International Value Fund	4,419,252	338,784	1,872,025	-	505,907	(252,615)	3,139,303	187,533
Fidelity Series Investment Grade Bond Fund	1,100,532	284,716	561,641	9,469	(7,103)	2,792	819,296	81,360
Fidelity Series Investment Grade Securitized Fund	664,639	163,604	338,588	5,906	(1,657)	(209)	487,789	53,840
Fidelity Series Large Cap Growth Index Fund	4,898,160	501,853	2,478,079	14,419	976,883	(158,275)	3,740,542	119,583
Fidelity Series Large Cap Stock Fund	5,159,371	397,870	2,280,099	-	661,193	(43,118)	3,895,217	131,952
Fidelity Series Large Cap Value Index Fund	9,075,224	904,757	4,211,715	-	1,057,496	89,440	6,915,202	326,497
Fidelity Series Long-Term Treasury Bond Index Fund	4,890,141	1,544,492	2,265,073	47,101	(26,349)	16,611	4,159,822	780,454
Fidelity Series Overseas Fund	4,421,853	330,443	2,019,033	-	364,699	68,767	3,166,729	195,598
Fidelity Series Real Estate Income Fund	69,415	13,005	31,166	448	(675)	1,593	52,172	5,155
Fidelity Series Select International Small Cap Fund	58,578	133	8,703	-	2,001	3,290	55,299	3,575
Fidelity Series Small Cap Core Fund	1,449,031	57,755	651,099	32,504	171,138	52,783	1,079,608	66,478
Fidelity Series Small Cap Opportunities Fund	895,536	83,013	408,916	-	117,061	28,054	714,748	35,366
Fidelity Series Treasury Bill Index Fund	351,741	196,461	548,202	1,630	-	-	-	-
Fidelity Series Value Discovery Fund	3,242,745	399,795	1,487,365	-	192,273	133,071	2,480,519	132,932
	71,338,705	9,446,529	35,654,710	145,749	8,580,696	108,247	53,819,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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